Accrued Liabilities (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Accrued Liabilities [Abstract]
Deferred compensation to non-employees	$ 146,327	$ 327,100
Deferred compensation to an employee	51,210	45,000
Other	88,072	90,102
Accrued liabilities	$ 285,609	$ 462,202